Prospectus supplement	January 23, 2012

Putnam Research Fund Prospectus dated November 30, 2011

The sub-section Your fund’s management in the section Fund summary is deleted in its entirety and replaced with the following disclosure:

Your fund’s management

Investment advisor

Putnam Investment Management, LLC

Portfolio managers

Aaron Cooper, Director of Global Equity Research, portfolio manager of the fund since 2011

Kelsey Chen, Analyst, portfolio manager of the fund since 2010

Steven Curbow, Analyst, portfolio manager of the fund since 2010

George Gianarikas, Analyst, portfolio manager of the fund since 2010

Ferat Ongoren, Analyst, portfolio manager of the fund since 2010

Walter Scully, Analyst, portfolio manager of the fund since 2010

The sub-section Portfolio managers in the section Who oversees and manages the fund? is deleted in its entirety and replaced with the following disclosure:

• Portfolio managers. The officers of Putnam Management identified below are primarily responsible for the day-to-day management of the fund’s portfolio.

Portfolio	Joined
managers	fund	Employer	Positions over past five years

Aaron Cooper	2011	Putnam Management	Director of Global Equity Research
		2011–Present

		Fidelity Investments	Managing Director of Research; and
		2000–2011	Analyst

Kelsey Chen	2010	Putnam Management	Analyst
		2000–Present	Previously, Sector Team Leader

Steven Curbow	2010	Putnam Management	Analyst
		2008–Present	Previously, Sector Team Leader

		Independence Investments LLC	Director of Fundamental Research,
		1999–2008	Portfolio Manager, Analyst

George Gianarikas	2010	Putnam Management	Analyst
		2009–Present

		Wellington Management Company	Global Industry Analyst
		2007–2008

		RiverSource Investments	Equity Analyst
		2003–2007

Ferat Ongoren	2010	Putnam Management	Analyst
		2009–Present

		Citigroup, Inc.	Director of Industrials Sector
		1997–2009

Walter Scully	2010	Putnam Management	Analyst
		1996–Present

The SAI provides information about these individuals’ compensation, other accounts managed by these individuals and these individuals’ ownership of securities in the fund.

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